Financial Instruments	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018
Investments, All Other Investments [Abstract]
Financial Instruments

Note 14 - Financial instruments

The Group financial instruments primarily comprise of cash, accounts receivable, and accounts payable, which were carried at cost as of September 30, 2018 and March 31, 2018. The carrying value approximated fair value due to their short-term nature.

Note 15 - Financial instruments

The Group financial instruments primarily comprise of cash, accounts receivable, and accounts payable, which were carried at cost as of March 31, 2018, 2017 and 2016. The carrying value approximated fair value due to their short-term nature.